Investment Objectives and Goals	Feb. 26, 2026
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco 0-5 Yr US TIPS ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BofA 0-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”).
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index (the “Underlying Index”).

Invesco China Technology ETF | Invesco China Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco China Technology ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE China Incl A 25% Technology Capped Index (the “Underlying Index”).
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Developed Markets Tech LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Emerging Markets Tech LeadersTM Index (the “Underlying Index”).

Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the DBIQ Emerging Markets USD Liquid Balanced Index (the “Underlying Index”).

Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Global Clean Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the WilderHill New Energy Global Innovation Index (the “Underlying Index”).
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE USD Global High Yield Excluding US Issuers Constrained Index (the “Underlying Index”).

Invesco Global Water ETF | Invesco Global Water ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Global Water ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq OMX Global WaterTM Index (the “Underlying Index”).
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco International BuyBack AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ International BuyBack AchieversTM Index (the “Underlying Index”).

Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco International Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P International Corporate Bond Index® (the “Underlying Index”).
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco MSCI Global Climate 500 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Underlying Index”).
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco MSCI Global Timber ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI ACWI IMI Timber Select Capped Index (the “Underlying Index”).
Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Developed ex US 1000 Index (the “Underlying Index”).

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Developed ex US 1500 Index (the “Underlying Index”).

Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco RAFI Emerging Markets ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Emerging Markets 350 Index (the “Underlying Index”).

Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P BMI Emerging Markets Low Volatility IndexTM (the “Underlying Index”).

Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P Emerging Markets Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P Momentum Emerging Plus LargeMidCap Index (the “Underlying Index”).

Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P Global Water Index ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P Global Water Index (the “Underlying Index”).
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P International Developed Low Volatility ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P BMI International Developed Low VolatilityTM Index (the “Underlying Index”).

Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P International Developed Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P World Ex-U.S. Momentum Index (the “Underlying Index”).
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P International Developed Quality ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P Quality Developed ex-U.S. LargeMidCap Index (the “Underlying Index”).